Inventories	12 Months Ended
Mar. 31, 2022
Text block [Abstract]
Inventories
(9) Inventories
Inventories

as of March 31, 2021 and 2022 consist of the following:

	Yen (millions)
	2021	2022

Finished goods	¥784,544	¥907,872
Work in process	71,853	90,871
Raw materials	689,203	919,805

Total	¥1,545,600	¥1,918,548

The

amounts of write-down of inventories recognized as an expense for the years ended March 31, 2020, 2021 and 2022 are ¥37,752 million, ¥28,420 million and ¥11,295 million, respectively.